Other liabilities	12 Months Ended
Dec. 31, 2018
Other liabilities
Other liabilities

21.   Other liabilities

Other liabilities comprise the following at December 31:

	2018			2017
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	99	11,648	11,747	—	5,411	5,411
Guarantees and deposits	16	—	16	32	2	34
Remuneration payable	55	45,705	45,760	—	46,667	46,667
Tax payables	—	20,799	20,799	1,574	17,785	19,359
Contingent consideration	23,119	3,103	26,222	—	—	—
Other liabilities	1,741	22,315	24,056	1,930	20,704	22,634
Total	25,030	103,570	128,600	3,536	90,569	94,105

Tax payables

Tax payables comprise the following at December 31:

	2018			2017
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
VAT	—	6,491	6,491	—	1,784	1,784
Accrued social security taxes payable	—	5,001	5,001	—	5,095	5,095
Personal income tax withholding payable	—	1,436	1,436	—	1,049	1,049
Other	—	7,871	7,871	1,574	9,857	11,431
Total	—	20,799	20,799	1,574	17,785	19,359

Share-based compensation

a. Equity Incentive Plan

On May 29, 2016, the board of Ferroglobe PLC adopted the Ferroglobe PLC Equity Incentive Plan (the “Plan”) and on June 29, 2016 the Plan was approved by the shareholders of the Company. The Plan is a discretionary benefit offered by Ferroglobe PLC for the benefit of selected senior employees of Ferroglobe PLC and its subsidiaries. The Plan’s main purpose is to reward and foster performance through share ownership. Awards under the plan may be structured either as conditional share awards or options with a $nil exercise price (nil cost options). The awards are subject to a service condition of three years from the date of grant.

Details of the Plan awards during the current and prior years are as follows:

Number of awards
Outstanding as of December 31, 2016	264,933
Granted during the period	492,432
Exercised during the period	—
Expired/forfeited during the period	—
Outstanding as of December 31, 2017	757,365
Granted during the period	485,860
Exercised during the period	—
Expired/forfeited during the period	(218,183)
Outstanding as of December 31, 2018	1,025,042

Exercisable as of December 31, 2018 and December 31, 2017	—

The awards outstanding under the Plan at December 31, 2018 and December 31, 2017 were as follows:

	Performance Period			Fair Value at
Grant Date	(three years ended)	Expiration Date	Exercise Price	Grant Date	2018	2017
June 14, 2018	N/A	June 13, 2028	nil	$9.34	129,930	—
March 21, 2018	December 31, 2021	March 20, 2028	nil	$22.56	287,080	—
June 20, 2017	December 31, 2020	June 20, 2027	nil	$15.90	17,342	17,342
June 1, 2017	N/A	June 1, 2027	nil	$10.96	19,463	19,463
June 1, 2017	December 31, 2020	June 1, 2027	nil	$16.77	382,002	455,627
November 24, 2016	December 31, 2019	November 24, 2026	nil	$16.66	189,225	264,933
					1,025,042	757,365

The awards outstanding as of December 31, 2018 had a weighted average remaining contractual life of 6.18 years.

At December 31, 2018, 875,649 of the outstanding awards were subject to performance conditions (2017: 737,902 awards). For those awards subject to performance conditions, upon completion of the three year service period, the recipient will receive a number of shares or nil cost options of between 0% and 200% of the above award numbers, depending on the financial performance of the Company during the performance period. The performance conditions can be summarized as follows:

Vesting Conditions
30% total shareholder return (“TSR”) relative to a comparator group
30% TSR relative to S&P Global 1200 Metals and Mining Index
20% return on invested capital (“ROIC”) relative to a comparator group
20% net operating profit after tax (“NOPAT”) relative to a comparator group

There were no performance obligations linked to 149,393 of the awards outstanding at December 31, 2018 (2017: 19,463 awards). These awards were issued as deferred bonus awards and vest subject to remaining in employment for three years.

Fair Value

The weighted average fair value of the awards granted during the year ended December 31, 2018 was $18.62 (2017: $16.51). The Company estimates the fair value of the awards using Stochastic and Black-Scholes option pricing models. Where relevant, the expected life used in the model has been adjusted for the remaining time from the date of valuation until options are expected to be received, exercise restrictions (including the probability of meeting market conditions attached to the option), and performance considerations. Expected volatility is calculated over the period commensurate with the remainder of the performance period immediately prior to the date of grant.

The following assumptions were used to estimate the fair value of the awards:

	Grant date
	March 21, 2018	June 20, 2017	June 01, 2017	November 24, 2016
Fair value at grant date	$22.56	$15.90	$16.77	$16.66
Grant date share price	$15.19	$10.50	$10.96	$11.81
Exercise price	Nil	Nil	Nil	Nil
Expected volatility	49.86%	43.15%	43.09%	44.83%
Option life	3.00 years	3.00 years	3.00 years	3.00 years
Dividend yield	—%	—%	—%	—%
Risk-free interest rate	2.48%	1.52%	1.44%	1.39%
Remaining performance period at grant date	2.78	2.53	2.58	2.1
Company TSR at grant date	2.1%	(0.3)%	4.0%	40.0%
Median comparator group TSR at grant date	(6.2)%	(7.2)%	(3.7)%	56.4%
Median index TSR at grant date	(8.4)%	0.6%	4.8%	45.7%

At the date of grant for these awards, all of the opening averaging period and some of the performance period had elapsed. The Company’s TSR relative to the median comparator group TSR and median index TSR at grant date may impact the grant date fair value; starting from an advantaged position increases the fair value and starting from a disadvantaged position decreases the fair value.

To model the impact of the TSR performance conditions, we have calculated the volatility of the comparator group using the same method used to calculate the Company’s volatility, using historical data, where available, which matches the length of the remaining performance period grant date.

The Company’s correlation with its comparator group was assessed on the basis of correlations above 20% being considered significant and incorporated into the valuation model (100% represents perfect positive correlation and 0% represents no correlation).

For the year ended December 31, 2018, share-based compensation expense related to this stock plan amounted to $2,798 thousand, which is recorded in staff costs (2017: $2,405 thousand).

b. Options assumed under business combination with Globe

Prior to the business combination, shares of Globe Specialty Metals common stock were registered pursuant to Section 12(b) of the Exchange Act and listed on NASDAQ. As a result of the business combination between Ferroglobe and Globe, each share of Globe common stock was converted into the right to receive one Ferroglobe ordinary share. The shares of Globe common stock were suspended from trading on NASDAQ effective as of the opening of trading on December 24, 2015. Ferroglobe ordinary shares were approved for listing on The NASDAQ Global Market. At the effective time of the business combination, GSM stock and stock-based awards were replaced with stock and stock-based awards of Ferroglobe in a one to one exchange.

There were 59,980 options that were exercised and 167,990 share options that expired during the year ended December 31, 2018 (2017: 34,990 options were exercised and 71,027 share options expired).

A summary of options outstanding is as follows:

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2016	629,378	$14.59	1.75	580
Exercised during the period	(34,990)	6.77
Expired/forfeited during the period	(71,027)	14.54
Outstanding as of December 31, 2017	523,361	$15.12	0.89	$1,774
Exercised during the period	(59,980)	5.89
Expired/forfeited during the period	(167,990)	17.99
Cancelled in lieu of cash settlement	(191,761)	12.54
Outstanding as of December 31, 2018	103,630	$19.40	0.44	$—

Exercisable as of December 31, 2018	103,630	$19.40	0.44	$—

As of December 31, 2018 there are total vested options of 103,630 and no unvested options outstanding (2017: vested options of 515,028 and 8,333 unvested options).

For the year ended December 31, 2018, share based compensation income related to stock options under this plan was $287 thousand (2017: $4 thousand expense).  The expense is reported within staff costs in the consolidated income statement.

For the year ended December 31, 2018, the Company settled 191,761 of the above options for cash resulting in a payment of $680 thousand.

c. Executive bonus plan assumed under business combination with Globe

Prior to the business combination, the Globe also issued restricted stock units under the Company’s Executive Bonus Plan. The fair value of restricted stock units is based on quoted market prices of the Company’s stock at the end of each reporting period. These restricted stock units proportionally vest over three years, but are not delivered until the end of the third year. The Company will settle these awards by cash transfer, based on the Company’s stock price on the date of transfer.  For the year ended December 31, 2018, 7,031 restricted options were exercised and for the year ended December 31, 2017, 371,570 restricted options were exercised. As of December 31, 2018, and 2017 year end, restricted stock units of nil and 13,340, respectively, were outstanding.

For the year ended December, 31 2018, share based compensation income for these restricted stock units was $584 thousand before tax and $376 thousand after tax (2017: $343 thousand expense before tax and $202 thousand expense after tax). The expense is reported within staff costs in the consolidated income statement. At December 31, 2018 and 2017, the liability associated with the restricted stock option was $41 thousand and $626 thousand, respectively included in other current liabilities.

d. Stock appreciation rights assumed under business combination with Globe

Globe issued cash-settled stock appreciation rights as an additional form of incentivized bonus. Stock appreciation rights vest and become exercisable in one-third increments over three years. The Company settles all awards by cash transfer, based on the difference between the Company’s stock price on the date of exercise and the date of grant. The Company estimates the fair value of stock appreciation rights using the Black-Scholes option pricing model. There were 74,373 stock appreciation rights cancelled and 498,476 stock appreciation rights exercised during the year ended December 31, 2018 (2017: 209,451 stock appreciation rights cancelled and 168,135 stock appreciation rights exercised). As of December 31, 2018, and 2017, there were 610,021 and 1,182,871 stock appreciation rights outstanding, respectively.

For the year ended December 31, 2018 compensation income for these stock appreciation rights was $5,848 thousand before tax and $3,762 thousand after tax (2017:  $3,429 thousand expense before tax and $2,023 thousand expense after tax). As of December 31, 2018, the liability associated with the stock appreciation rights is $62 thousand and is included in other current liabilities (2017: liability of $5,911 thousand included within other liabilities, of which $111 thousand was presented as non-current).